Leases (Tables)	3 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 03, 2020
Leases [Abstract]
Schedule of Future Annual Minimum Lease Payments
Future annual minimum lease payments as of January 2, 2021, are as follows (in thousands):

Remainder of fiscal 2021	$51,836
2022	60,421
2023	48,158
2024	35,187
2025	21,093
Thereafter	15,946

Total	$232,641
Less: amount of lease payments representing imputed interest	36,447
Present value of future minimum lease payments	196,194
Less: current obligations under leases	56,398

Long-Term lease obligations	$139,796

Future annual minimum lease payments as of October 3, 2020, are as follows (in thousands):

2021	$68,036
2022	59,097
2023	46,874
2024	33,956
2025	19,864
Thereafter	15,328

Total	$243,155
Less: amount of lease payments representing imputed interest	58,462

Present value of future minimum lease payments	184,693
Less: current operating lease liabilities	54,459

Operating lease liabilities, noncurrent	$130,234

Schedule of Weighted Average Remaining Lease Term and Discount Rate
The following table presents the weighted-average remaining lease term, and discount rate for operating leases as of October 3, 2020:

Weighted-average remaining lease term	4.2 years
Weighted-average discount rate	5.9%